UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5652

Dreyfus Municipal Income, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
December 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--152.3%	Rate (%)	Date	Amount ($)		Value ($)
Arizona--10.7%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	10,000,000	a,b	9,992,600
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	1,405,000		1,431,920
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/28	1,000,000		1,034,570
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000		2,112,160
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	2,000,000		1,660,060
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	1,000,000		877,700
Pinal County Electrical District
Number 4, Electric System
Revenue	6.00	12/1/38	2,300,000		2,175,156
California--26.1%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd

Fellows Home of California)	6.00	8/15/24	5,000,000	c	5,115,900
Barclays Capital Municipal Trust
Receipts (California
Infrastructure and Economic
Development Bank, Revenue
(Sanford Consortium Project))	5.00	5/15/40	10,000,000 a,b,c		9,707,300
California,
GO (Various Purpose)	5.75	4/1/31	3,950,000		3,989,618
California,
GO (Various Purpose)	5.00	11/1/32	1,500,000		1,382,865
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,220,140
California,
GO (Various Purpose)	6.00	11/1/35	2,500,000		2,566,075
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	c	2,508,550
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	6,000,000	d	1,403,100
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000		2,124,580
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	2,500,000		1,725,850
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	3,000,000	e	3,458,490
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	2,250,000		2,323,957
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	1,000,000		1,015,500
San Francisco City and County

Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/29	2,210,000		2,229,492
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	3,500,000		2,424,485
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	1,500,000		1,586,175
Colorado--5.3%
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,500,000		1,695,375
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	6.13	6/1/38	2,525,000	c	2,544,518
Colorado Springs,
HR	6.38	12/15/30	2,890,000	c	2,872,140
E-470 Public Highway Authority,
Senior Revenue	5.25	9/1/25	1,000,000		915,570
University of Colorado Regents,
University Enterprise Revenue	5.38	6/1/38	1,500,000		1,534,575
Florida--6.8%
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	3,980,000		4,451,073
Miami-Dade County,
Aviation Revenue	5.00	10/1/41	2,500,000		2,256,625
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	2,000,000		2,047,280
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement

Communities Project)	5.88	8/1/40	2,500,000		2,446,675
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	1,000,000	c	993,060
Georgia--2.7%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	3,000,000		3,186,570
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,750,000		1,717,205
Hawaii--2.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.75	7/1/40	2,795,000	c	2,687,700
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,400,000		2,488,680
Illinois--1.1%
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,000,000		1,968,080
Indiana--1.2%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	2,500,000		2,227,175
Louisiana--.6%
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.13	7/1/29	1,000,000	c	1,034,440
Maryland--3.3%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000		944,900

Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000		2,822,750
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	5.63	6/1/13	2,000,000	e	2,224,120
Massachusetts--17.4%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue (Harvard
University Issue))	5.00	12/15/34	10,000,000	a,b	10,279,600
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,000,000	a,b	10,158,000
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	1,970,000		1,986,095
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,000,000		2,070,580
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue (Insured;
AMBAC)	5.50	7/1/40	2,230,000		1,791,627
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000		5,136,791
Michigan--7.2%
Detroit,
Sewage Disposal System Senior

Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	2,140,000		2,473,904
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.00	11/15/38	1,515,000	c	1,318,353
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,185,000		3,872,966
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	2,500,000	c	2,877,975
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	3,000,000		2,493,840
Minnesota--1.8%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.75	11/15/32	3,000,000	c	3,238,740
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	c	80,358
Mississippi--3.3%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	6,000,000		5,904,000
Missouri--.0%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	70,000		71,379
Nevada--2.2%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000		3,999,760
New Hampshire--1.2%
New Hampshire Business Finance

Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; AMBAC)	6.00	5/1/21	2,135,000	2,146,209
New Jersey--4.5%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	2,000,000	1,962,660
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	2,500,000	2,543,900
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,000,000	3,655,050
New Mexico--1.6%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	3,000,000	2,869,380
New York--1.7%
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,435,000	1,580,796
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/36	1,500,000	1,490,160
North Carolina--3.1%
Barclays Capital Municipal Trust
Receipts (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health
System))	5.00	6/1/42	5,000,000 a,b,c	4,838,300
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	830,000	830,498

Ohio--3.4%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,500,000	c	2,250,700
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	2,100,000		2,166,381
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	2,000,000		1,631,260
Pennsylvania--4.4%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	6.13	8/15/40	2,500,000		2,285,825
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.00	4/15/37	2,000,000		1,912,520
Pennsylvania Economic Development
Financing Authority, RRR
(Northampton Generating
Project)	6.60	1/1/19	3,500,000		1,936,550
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/31	1,755,000	c	1,765,144
Rhode Island--1.1%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/32	2,000,000		1,961,340
South Carolina--7.0%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000		4,903,000

South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	3,000,000		3,131,070
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000		4,586,775
Tennessee--.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	1,150,000	c	1,032,654
Texas--9.1%
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	5,000,000	a,b	5,001,550
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000		2,199,982
Lubbock Educational Facilities
Authority, Improvement Revenue
(Lubbock Christian University)	5.25	11/1/37	1,500,000		1,339,770
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	4,000,000		4,076,040
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	4,000,000		3,785,520
Utah--.0%
Utah Housing Finance Agency,
SFMR (Collateralized; FHA)	6.00	1/1/31	30,000		30,148
Vermont--1.0%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000		1,526,205
Vermont Housing Finance Agency,
SFHR (Insured; Assured

Guaranty Municipal Corp.)	6.40	11/1/30	240,000		244,836
Virginia--1.2%
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	2,000,000	c	2,247,680
Washington--4.3%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,000,000	c	3,130,260
Washington Health Care Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.38	10/1/36	1,500,000	c	1,602,225
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,160,000		2,948,470
West Virginia--.5%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	1,000,000		893,470
Wisconsin--2.6%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,780,000	c	4,758,108
Wyoming--1.9%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,500,000		1,358,670
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/38	2,000,000		2,024,300
U.S. Related--10.5%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	1,500,000		1,463,760
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,000,000		972,980
Puerto Rico Commonwealth,

Public Improvement GO	6.00	7/1/39	1,500,000		1,517,910
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	1,945,000		1,755,110
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	5,400,000		5,236,326
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000		1,400,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		963,920
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,500,000		5,621,715
Total Long-Term Municipal Investments
(cost $275,153,104)					274,457,949
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.8%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)
(cost $1,400,000)	0.28	1/1/11	1,400,000	[f]	1,400,000
Total Investments (cost $276,553,104)			153.1%		275,857,949
Liabilities, Less Cash and Receivables			(11.5%)		(20,695,462)
Preferred Stock, at redemption value			(41.6%)		(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%		180,162,487

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities had a market value of $49,977,350 or 27.7% of net assets applicable to Common Shareholders.
c At December 31, 2010, the fund had $56,604,105 or 31.4% of net assets applicable to Common Shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Variable rate demand note - rate shown is the interest rate in effect at December 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $276,553,104. Net unrealized depreciation on investments was $695,155 of which $7,627,431 related to appreciated investment securities and $8,322,586 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	275,857,949	-	275,857,949

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal debt securities are

     0 pendent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Income, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)